Exploration and evaluation	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Exploration and evaluation [Text Block]
15.	Exploration and evaluation

	2017	201 6 (i)
	$	$

Net book value - January 1	100,038	96,220
Additions	2,745	8,245
Disposals	-	(812)
Investments tax credits	(601)	(3,430)
Share-based compensation capitalized	-	483
Impairment	-	(668)
Net book value - December 31	102,182	100,038

Balance – December 31
Cost	103,042	100,898
Accumulated impairment	(860)	(860)

Net book value - December 31	102,182	100,038

(i)

Effective October 4, 2016, Osisko entered into an earn-in agreement with Osisko Mining, which was subsequently amended to create two separate earn-in agreements. Under the first earn-in agreement, Osisko Mining may earn a 100% interest in 26 of Osisko’s exploration properties located in the James Bay area and Labrador Trough (excluding the Coulon copper-zinc project and four other exploration properties) upon completing expenditures of $26.0 million over a 7 -year period; Osisko Mining may earn a 50% interest upon completing expenditures totaling $15.6 million over a 4 -year period. Under the second earn-in agreement, Osisko Mining may earn a 100% interest in the Kan property upon completing expenditures totaling $6.0 million over a 7 -year period, which represents the guaranteed expenditures to be incurred by Barrick Gold Corporation (“Barrick”), following an earn-in agreement signed between Osisko Mining and Barrick where Barrick committed to spend $15.0 million on the Kan property; Osisko Mining may earn a 50% interest upon completing expenditures totaling $3.6 million over a 4 -year period. Osisko will retain an escalating NSR royalty ranging from 1.5% to 3.5% on precious metals and a 2.0% NSR royalty on other metals and minerals produced from the 27 properties. New properties acquired by Osisko Mining in a designated area during the 7 -year term will be subject to a royalty agreement in favour of Osisko with similar terms.